Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [member] - Purchase commitment for purchase of airtime minutes at current market prices [member]
$ in Thousands
Dec. 31, 2018 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 225,084,826
2019 [member]
Disclosure of commitments [line items]
Purchase commitments	88,233,626
2020 [member]
Disclosure of commitments [line items]
Purchase commitments	68,170,083
2021 [member]
Disclosure of commitments [line items]
Purchase commitments	55,358,156
2022 [member]
Disclosure of commitments [line items]
Purchase commitments	$ 13,322,961